Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash Flows from Operating Activities:
Net income (loss) from operations	$ 1,381,258	$ (2,348,069)
Adjustments to reconcile net income to net cash provided by operating activities:
Convertible note - Accretion of financing cost	482,732	1,672,708
Depreciation and amortization expenses	182,925	133,540
Interest accrued on loan receivable	(40,500)
Deferred tax	91,482
Changes in operating assets and liabilities:
Accounts receivable	(1,548,400)	(664,341)
Note receivable	17,950	78,843
Inventory	61,860	103,404
Advance to suppliers	(312,599)	22,451
Prepayments, receivables and other assets	(263,108)	(1,140,076)
Accounts payable and accrual	(645,852)	389,515
Notes payable		(161,765)
Refund liability	(13,259)
Advance from customers	(90,609)	68,754
Income tax payable	283,509	(33,298)
Accrued expenses and other current liabilities	79,103	(145,500)
Net cash provided by (used in) operating activities	(333,508)	(2,023,834)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(4,931)	(123,543)
Construction in process	(114,286)	(250,178)
Deposits for investment	2,857,265	(3,614,146)
Loan receivable		(1,500,000)
Net cash provided by (used in) investing activities	2,738,048	(5,487,867)
Cash Flows from Financing Activities:
Bank borrowings	(22,205)	34,375
Received from / (Payment to) related party	323,080	(610,204)
Proceeds from original convertible note		10,000,000
Payment of original convertible note issuance cost		(1,641,050)
Repayment of convertible notes	(26,378)	(869,565)
Net cash provided by (used in) financing activities	274,497	6,913,556
Effect of exchange rate changes on cash and cash equivalents	387,405	(369,561)
Net increase in cash, cash equivalents and restricted cash	3,066,442	(967,706)
Cash, cash equivalents and restricted cash at the beginning of year	7,287,032	9,291,933
Cash, cash equivalents and restricted cash at the end of year	10,353,474	8,324,227
Supplemental disclosures of cash flows information:
Cash paid for income taxes	2,989	9,575
Cash paid for interest expense	1,378	287,810
Non-cash transactions:
Issuance of shares for convertible notes principal and interest partial settlement	$ 27,389,877	$ 907,372